UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-05655

DWS Municipal Income Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 2/28/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2007 (Unaudited)

DWS Municipal Income Trust

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 154.3%
Alabama 3.4%
Camden, AL, Industrial Development Board Revenue, AMT, Series B, 6.375%, 12/1/2024	1,000,000	1,103,240
Huntsville, AL, Hospital & Healthcare Revenue, Health Care Authority, Series A, 5.75%, 6/1/2031	5,500,000	5,880,490
Huntsville, AL, Water & Sewer Revenue, AMT, 5.75%, 10/1/2011 (a)	8,560,000	9,074,713

		16,058,443

Arizona 1.6%
Arizona, Hospital & Healthcare Revenue, Health Facilities Authority, Catholic Healthcare West, Series A, 6.625%, 7/1/2020	7,000,000	7,701,890
California 18.6%
California, Electric Revenue, Department of Water Resources and Power Supply, Series A, 5.375%, 5/1/2022	7,350,000	8,041,782
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series A, 5.0%, 6/1/2038 (a)	2,500,000	2,649,825
Series B, 5.625%, 6/1/2038	7,080,000	7,836,852
Series 2003-A-1, 6.75%, 6/1/2039	11,730,000	13,453,958
California, State General Obligation:
Series C-1, 3.52% *, 5/1/2033, Landesbank Hessen-Thuringen (b)	1,100,000	1,100,000
Series 2, 5.0%, 9/1/2019	4,385,000	4,740,799
5.0%, 12/1/2020	4,600,000	4,933,454
5.0%, 3/1/2022 (a)	3,500,000	3,761,380
5.0%, 6/1/2028	3,000,000	3,190,590
5.125%, 4/1/2024	4,400,000	4,721,112
5.25%, 12/1/2021	10,215,000	11,156,414
5.25%, 4/1/2030	6,250,000	6,607,938
California, State Public Works Board, Lease Revenue, Department of Corrections & Rehabilitation, Series H, 5.0%, 11/1/2031	2,500,000	2,658,550
California, State Public Works Board, Lease Revenue, Department of Mental Health, Series A, 5.5%, 6/1/2021	5,000,000	5,559,600
California, State Revenue Lease, Public Works Board, Department of Corrections, Series C, 5.5%, 6/1/2021	2,500,000	2,762,825
Mount Diablo, CA, Unified School District, Election of 2002, 5.0%, 6/1/2029 (a)	2,000,000	2,141,540
Palmdale, CA, Water District Revenue, Certificates of Participation, 5.0%, 10/1/2034 (a)	2,000,000	2,118,740

		87,435,359
Colorado 6.8%
Colorado, Hospital & Healthcare Revenue, Portercare Adventist Health Project, 6.5%, 11/15/2031	1,000,000	1,127,750
Colorado, Hospital & Healthcare Revenue, Poudre Valley Health Facilities:
Series A, 5.5%, 12/1/2017 (a)	6,145,000	6,490,165
Series A, 6.0%, 12/1/2015 (a)	5,705,000	6,099,615
Series A, 6.0%, 12/1/2016 (a)	2,000,000	2,138,340
Colorado, Single Family Housing Revenue, AMT, Series B2, 7.25%, 10/1/2031	235,000	237,117
Colorado, Transportation/Tolls Revenue, Anticipation Note, Prerefunded, 6.0%, 6/15/2011 (a)	10,000,000	10,775,600
Denver, CO, Airport Revenue, AMT, Series A, 6.0%, 11/15/2014 (a)	5,000,000	5,348,700

		32,217,287
District of Columbia 8.6%
District of Columbia, Ballpark Revenue, Series B-1, 5.0%, 2/1/2017 (a)	2,275,000	2,473,289
District of Columbia, Core City General Obligation, Series B, 5.5%, 6/1/2011 (a)	20,000,000	21,409,200
District of Columbia, ETM, Series A, Prerefunded, 5.5%, 6/1/2014 (a)	640,000	670,592
District of Columbia, General Obligation:
Prerefunded, Series A-2005, 5.25%, 6/1/2027 (a)	2,585,000	2,661,102
Series A-2005, 5.25%, 6/1/2027 (a)	8,245,000	8,456,402
District of Columbia, Howard University Revenue, Series A, 5.0%, 10/1/2023 (a)	2,810,000	3,037,751
District of Columbia, State General Obligation, Series A, 5.5%, 6/1/2014 (a)	1,860,000	1,943,551

		40,651,887
Florida 6.5%
Dade County, FL, Airport Revenue, AMT, Series A, 5.75%, 10/1/2026 (a)	13,000,000	13,278,070
Dade County, FL, Special Assessment Revenue:
Series B, Prerefunded, Zero Coupon, 10/1/2022 (a)	7,735,000	3,119,680
Series B, Prerefunded, Zero Coupon, 10/1/2024 (a)	16,955,000	6,022,924

Hillsborough County, FL, Industrial Development Revenue, University Community Hospital Project, Series A, 5.625%, 8/15/2023	1,000,000	1,044,300
Miami-Dade County, FL, Transportation/Tolls Revenue, Expressway Authority:
6.0%, 7/1/2013 (a)	1,665,000	1,797,884
6.0%, 7/1/2014 (a)	1,000,000	1,079,480
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, 5.75%, 12/1/2032	1,000,000	1,099,120
Palm Beach County, FL, School District Revenue Lease, Series A, Prerefunded, 5.75%, 8/1/2017 (a)	2,850,000	3,063,750

		30,505,208
Georgia 1.9%
Atlanta, GA, General Obligation, Series A, 5.0%, 12/1/2021 (a)	4,455,000	4,837,774
Atlanta, GA, Water & Wastewater Revenue, Water Utilities Improvements, 5.0%, 11/1/2024 (a)	4,000,000	4,274,160

		9,111,934
Hawaii 7.3%
Hawaii, Airport System Revenue, AMT, Series B, 6.5%, 7/1/2013 (a)	8,800,000	9,572,728
Hawaii, Electric Revenue, Department of Budget & Finance, AMT:
Series D, 6.15%, 1/1/2020 (a)	2,195,000	2,302,292
Series A, 6.2%, 5/1/2026 (a)	13,200,000	13,251,612
Hawaii, Port Authority Revenue, AMT:
Series A, 6.0%, 7/1/2011 (a)	2,950,000	3,175,793
Series A, 6.0%, 7/1/2012 (a)	3,135,000	3,351,503
Hawaii, State General Obligation, Series CT, Prerefunded, 5.75%, 9/1/2014 (a)	2,310,000	2,447,791

		34,101,719
Idaho 0.0%
Idaho, Single Family Housing Revenue, AMT, Series C2, 6.9%, 7/1/2025	110,000	110,187
Illinois 9.2%
Chicago, IL, Airport Revenue, O'Hare International Airport, AMT, 5.5%, 1/1/2014 (a)	10,000,000	10,510,000
Chicago, IL, Core City General Obligation:
Series A, Prerefunded, 6.0%, 1/1/2014 (a)	2,085,000	2,257,221
Series A, Prerefunded, 6.125%, 1/1/2015 (a)	2,000,000	2,173,000
Series A, 6.125%, 1/1/2016 (a)	2,000,000	2,173,000
Chicago, IL, O'Hare International Airport Revenue, Series A, 5.0%, 1/1/2019 (a)	4,000,000	4,321,520
Chicago, IL, Other General Obligation, Neighborhoods Alive 21 Project:
Series A, Prerefunded, 6.0%, 1/1/2015 (a)	1,000,000	1,082,600
Series A, 6.0%, 1/1/2017 (a)	1,000,000	1,082,600
Chicago, IL, Water Revenue, Series A, 5.0%, 11/1/2020 (a)	3,615,000	3,934,241
Illinois, Development Finance Authority, Hospital Revenue, Adventist Health System, Sunbelt Obligation, 5.5%, 11/15/2020	2,500,000	2,640,650
Illinois, Health Facilities Authority Revenue, Children's Memorial Hospital, Series A, Prerefunded, 5.625%, 8/15/2019 (a)	4,000,000	4,220,600
Illinois, Higher Education Revenue, DePaul University, Educational Facilities Authority:
Prerefunded, 5.625%, 10/1/2013 (a)	2,695,000	2,897,637
Prerefunded, 5.625%, 10/1/2015 (a)	1,710,000	1,838,575
Illinois, Sales & Special Tax Revenue, Metropolitan Pier & Exposition Authority:
Series A, ETM, 5.5%, 6/15/2017 (a)	1,955,000	2,247,605
Series A, 5.5%, 6/15/2017 (a)	1,555,000	1,777,862

		43,157,111
Indiana 1.2%
Indiana, Hospital & Healthcare Revenue, Health Facilities Authority, 5.5%, 11/1/2031	5,000,000	5,426,100
Kansas 0.7%
Overland Park, KS, Industrial Development Revenue, Series A, 7.375%, 1/1/2032	3,000,000	3,283,440

Kentucky 1.4%
Kentucky, Economic Development Finance Authority, Health System Revenue, Norton Healthcare:
Series A, Prerefunded, 6.5%, 10/1/2020	790,000	870,785
Series A, 6.5%, 10/1/2020	1,210,000	1,307,841
Series A, Prerefunded, 6.625%, 10/1/2028	3,130,000	3,463,126
Series A, 6.625%, 10/1/2028	870,000	963,525

		6,605,277
Louisiana 0.5%
Louisiana, Electric Revenue, 5.75%, 1/1/2013 (a)	2,000,000	2,201,920
Maine 1.4%
Maine, Hospital & Healthcare Revenue, Series D, 5.7%, 7/1/2013 (a)	375,000	375,574
Maine, Transportation/Tolls Revenue, 5.0%, 7/1/2017 (a)	6,165,000	6,322,454

		6,698,028
Maryland 0.6%
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, 6.75%, 7/1/2030	2,500,000	2,764,975
Massachusetts 3.5%
Massachusetts, Airport Revenue, AMT, Series B, 5.5%, 7/1/2009 (a)	8,000,000	8,305,200
Massachusetts, Airport Revenue, U.S. Airways, Inc. Project, AMT, Series A, 5.875%, 9/1/2023 (a)	5,000,000	5,109,700
Massachusetts, Port Authority Revenue, AMT, Series B, 5.5%, 7/1/2015 (a)	3,000,000	3,137,100

		16,552,000
Michigan 2.1%
Chippewa County, MI, Hospital & Healthcare Revenue, Chippewa County War Memorial, Series B, 5.625%, 11/1/2014	1,500,000	1,511,250
Michigan, Industrial Development Revenue:
5.5%, 6/1/2018 (a)	3,425,000	3,615,088
5.75%, 6/1/2016 (a)	4,640,000	4,932,830

		10,059,168
Minnesota 1.6%
Minneapolis & St. Paul, MN, Airport Revenue, AMT, Series B, 6.0%, 1/1/2012 (a)	4,395,000	4,669,116
Minneapolis & St. Paul, MN, Port Authority Revenue, AMT, Series B, 5.625%, 1/1/2015 (a)	2,500,000	2,606,100

		7,275,216
Missouri 0.1%
Missouri, Hospital & Healthcare Revenue, Lake of the Ozarks General Hospital, 6.5%, 2/15/2021	365,000	369,333
Nevada 2.0%
Las Vegas, NV, Core City General Obligation, Water & Sewer Revenue, 5.375%, 4/1/2014 (a)	1,000,000	1,065,170
Nevada, State General Obligation, Capital Improvement and Cultural Affairs Project, Series A, 5.5%, 2/1/2014	2,575,000	2,687,940
Washoe County, NV, School District General Obligation, Prerefunded, 5.75%, 6/1/2014 (a)	5,450,000	5,751,058

		9,504,168
New Jersey 11.0%
New Jersey, Casino Reinvestment Development Authority, Hotel Room Fee Revenue, 5.0%, 1/1/2025 (a)	4,000,000	4,314,120
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	1,090,000	1,176,546
New Jersey, Hospital & Healthcare Revenue, General Hospital Center at Passaic, ETM, 6.75%, 7/1/2019 (a)	5,000,000	6,166,050
New Jersey, Industrial Development Revenue, American Water Co., Inc. Project, AMT, Series A, 6.875%, 11/1/2034 (a)	10,775,000	10,908,287

New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,400,000	1,440,040
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp., 5.75%, 6/1/2032	2,280,000	2,445,573
New Jersey, State Agency General Obligation Lease, Transportation Trust Fund Authority, Series A, Prerefunded, 5.75%, 6/15/2017	10,000,000	10,663,800
New Jersey, Transportation/Tolls Revenue, Economic Development Authority, Series A, Prerefunded, 5.75%, 5/1/2013 (a)	6,000,000	6,267,840
New Jersey, Transportation/Tolls Revenue, Garden State Parkway Project, Prerefunded, 5.6%, 1/1/2017 (a)	8,000,000	8,501,520

		51,883,776
New York 14.2%
Nassau County, NY, Hospital & Healthcare, 6.0%, 8/1/2015 (a)	3,390,000	3,637,334
New York, State Agency General Obligation Lease, Higher Education Revenue, Dormitory Authority, Bronx-Lebanon Hospital Center, Series E, 5.2%, 2/15/2016	1,770,000	1,822,304
New York, State Agency General Obligation Lease, Higher Education Revenue, Dormitory Authority, City University, Series A, 5.625%, 7/1/2016	1,500,000	1,679,910
New York, State Agency General Obligation Lease, Higher Education Revenue, Dormitory Authority, Jamaica Hospital, Series F, 5.2%, 2/15/2016	1,000,000	1,027,040
New York, State General Obligation, Tobacco Settlement Financing Corp.:
Series A-1, 5.25%, 6/1/2022 (a)	10,000,000	10,716,800
Series A-1, 5.5%, 6/1/2019	1,900,000	2,075,522
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	5,500,000	6,001,710
New York, Transportation/Tolls Revenue:
Prerefunded, 5.625%, 4/1/2013 (a)	5,000,000	5,252,100
Prerefunded, 5.75%, 4/1/2014 (a)	2,000,000	2,105,840
New York, NY, Core City General Obligation, Series F, 5.25%, 8/1/2015	5,000,000	5,290,000
New York, NY, General Obligation:
Series G, 5.0%, 12/1/2023	2,000,000	2,130,780
Series D, 5.0%, 11/1/2024	7,500,000	7,983,375
Series F, Prerefunded, 5.25%, 8/1/2015 (a)	50,000	51,233
Series F, 5.25%, 8/1/2015 (a)	4,950,000	5,061,820
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series D, 5.0%, 6/15/2037	5,000,000	5,315,300
New York, NY, Sales & Special Tax Revenue, Transitional Finance Authority:
Series B, Prerefunded, 6.125%, 11/15/2014	1,645,000	1,787,441
Series B, 6.125%, 11/15/2014	355,000	385,739
Series B, Prerefunded, 6.125%, 11/15/2015	3,000,000	3,257,850
Niagara Falls, NY, School District General Obligation, 5.6%, 6/15/2014 (a)	1,180,000	1,328,987

		66,911,085
North Carolina 1.7%
Charlotte, NC, Airport Revenue, AMT:
Series B, 5.75%, 7/1/2013 (a)	2,480,000	2,595,146
Series B, 5.875%, 7/1/2014 (a)	1,140,000	1,195,826
North Carolina, Electric Revenue, Municipal Power Agency:
Series C, 5.375%, 1/1/2017	1,000,000	1,068,790
Series B, 6.375%, 1/1/2013	3,000,000	3,222,060

		8,081,822
North Dakota 0.8%
Grand Forks, ND, Hospital & Healthcare Revenue, Altru Health Care System, 7.125%, 8/15/2024	3,400,000	3,746,290
Ohio 1.3%
Green Springs, OH, Senior Care Revenue, St. Francis Health Care Center Project, Series A, 7.125%, 5/15/2025	6,000,000	6,000,300

Oregon 2.3%
Oregon, State General Obligation Lease, Department of Administrative Services, Series A, Prerefunded, 6.25%, 5/1/2017 (a)	1,000,000	1,087,860
Oregon, State Revenue Lease, Department of Administrative Services, Series A, Prerefunded, 6.25%, 5/1/2018 (a)	1,000,000	1,087,860
Portland, OR, Special Assessment Revenue, Downtown Waterfront:
Series A, 5.625%, 6/15/2015 (a)	3,100,000	3,307,917
Series A, 5.75%, 6/15/2018 (a)	2,225,000	2,386,735
Series A, 5.75%, 6/15/2019 (a)	2,820,000	3,024,986

		10,895,358
Pennsylvania 2.3%
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	2,570,000	2,783,644
Philadelphia, PA, Gas Works Revenue, Series A-1, 5.0%, 9/1/2029 (a)	5,000,000	5,277,700
Philadelphia, PA, Municipal Authority Revenue, Series B, 5.25%, 11/15/2018 (a)	2,500,000	2,692,325

		10,753,669
Puerto Rico 0.2%
Commonwealth of Puerto Rico, Public Improvement, Series A, 5.25%, 7/1/2030	1,000,000	1,088,850
Rhode Island 0.9%
Rhode Island, Special Assessment Revenue, Series A, 6.125%, 6/1/2032	4,000,000	4,272,840
South Carolina 2.6%
Greenwood County, SC, Hospital & Healthcare Revenue, South Carolina Memorial Hospital, 5.5%, 10/1/2031	1,500,000	1,585,740
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
Series C, Prerefunded, 7.0%, 8/1/2030	4,825,000	5,717,335
Series C, 7.0%, 8/1/2030	595,000	701,321
Series A, Prerefunded, 7.375%, 12/15/2021	2,000,000	2,290,880
South Carolina, Tobacco Settlement Revenue Management Authority, Series B, 6.0%, 5/15/2022	2,000,000	2,129,940

		12,425,216
Tennessee 4.9%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.0%, 12/15/2021	2,000,000	2,206,300
Memphis-Shelby County, TN, Airport Revenue, AMT, Series D, 6.25%, 3/1/2017 (a)	4,690,000	5,029,978
Shelby County, TN, Health Educational & Housing Facility Board, Hospital Revenue, Methodist Health Care:
Prerefunded, 6.5%, 9/1/2026	4,385,000	5,002,320
EMT, 6.5%, 9/1/2026	2,615,000	2,983,140
Tennessee, Energy Acquisition Corp., Gas Revenue, Series A, 5.25%, 9/1/2019	7,000,000	7,836,220

		23,057,958
Texas 21.0%
Austin, TX, Sales & Special Tax Revenue, Hotel Occupancy Tax:
6.0%, 11/15/2013 (a)	3,190,000	3,383,952
6.0%, 11/15/2015 (a)	3,480,000	3,691,584
6.0%, 11/15/2016 (a)	3,625,000	3,845,400
Brazos River, TX, Pollution Control Revenue, Brazos River Authority, Texas Utilities Electric Co. Project, AMT, Series C, 5.75%, 5/1/2036	3,965,000	4,093,982
Carrollton, TX, Farmers Branch Independent School District, School Building, 4.75%, 2/15/2032	5,000,000	5,195,100
Dallas-Fort Worth, TX, Airport Revenue, International Airport, AMT, Series A, 5.875%, 11/1/2016 (a)	6,500,000	7,027,540
El Paso, TX, State General Obligation:
5.875%, 8/15/2012 (a)	1,000,000	1,010,320
5.875%, 8/15/2013 (a)	1,570,000	1,586,202

Granbury, TX, Independent School District, 5.0%, 8/1/2024	3,365,000	3,604,824
Harlandale, TX, Independent School District, 5.0%, 8/15/2030	6,775,000	7,204,738
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Memorial Hermann Healthcare Systems, Series A, 6.375%, 6/1/2029	5,500,000	6,113,360
Houston, TX, Airport Revenue, People Mover Project, AMT, Series A, 5.5%, 7/15/2017 (a)	3,300,000	3,318,282
Houston, TX, Port Authority Revenue, Airport Revenue, AMT, Series A, 5.875%, 7/1/2014 (a)	3,960,000	4,200,055
Red River, TX, School District Revenue Lease, St. Mark's School Project, 6.0%, 8/15/2019	5,390,000	5,712,376
Socorro, TX, Independent School District, 5.0%, 8/15/2025	5,135,000	5,494,861
Tarrant County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., 6.7%, 11/15/2030	4,500,000	5,002,560
Texas, Industrial Development Revenue, Waste Disposal Authority, AMT, Series A, 6.1%, 8/1/2024	2,000,000	2,161,920
Texas, Lower Neches Valley Authority, Industrial Development Corp., Exempt Facilities Revenue, AMT, Series B-2, 3.6% *, 12/1/2039	1,500,000	1,500,000
Texas, State General Obligation, College Student Loans, AMT, 5.0%, 8/1/2021	4,015,000	4,017,088
Texas, State Turnpike Authority, Dallas Northway Revenue, 5.5%, 1/1/2015 (a)	14,605,000	15,098,357
Texas, White Settlement, Independent School District, 5.125%, 8/15/2026	5,035,000	5,440,871

		98,703,372
Washington 5.4%
Seattle, WA, Airport Revenue, AMT, Series B, 6.0%, 2/1/2013 (a)	7,355,000	8,144,338
Seattle, WA, Special Assessment Revenue, AMT:
Series B, 5.5%, 9/1/2011 (a)	1,085,000	1,144,339
Series B, 5.75%, 9/1/2013 (a)	1,045,000	1,101,670
Skagit County, WA, School District General Obligation, School District No. 1, Burlington Edison, 5.625%, 12/1/2014 (a)	1,570,000	1,686,039
Snohomish County, WA, Electric Revenue, Public Utility District No. 1, 5.375%, 12/1/2024 (a)	3,000,000	3,163,620
Washington, Electric Revenue, Energy Northwest Columbia Generating, Series B, 6.0%, 7/1/2018 (a)	3,000,000	3,323,070
Washington, Hospital & Healthcare Revenue, Group Health Coop of Puget Sound, 5.375%, 12/1/2017 (a)	1,500,000	1,605,405
Washington, State General Obligation, Series A, 5.5%, 7/1/2016	4,835,000	5,036,523

		25,205,004
West Virginia 4.4%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center:
Series A, 6.75%, 9/1/2022	2,355,000	2,583,482
6.75%, 9/1/2030	395,000	433,595
West Virginia, Hospital Finance Authority, Charleston Medical Center:
Prerefunded, 6.75%, 9/1/2022	9,645,000	10,697,752
Prerefunded, 6.75%, 9/1/2030	3,605,000	3,998,486
West Virginia, Water & Sewer Revenue, Water Development Authority, Series B, 5.25%, 11/1/2023 (a)	2,740,000	2,976,571

		20,689,886
Wisconsin 2.3%
Badge, WI, Tobacco Asset Securitization Corp., 6.125%, 6/1/2027	4,195,000	4,492,677
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority, Aurora Health Care, Inc., Series A, 5.6%, 2/15/2029	6,000,000	6,222,060

		10,714,737

Total Municipal Bonds and Notes (Cost $677,516,397)		726,220,813
Municipal Inverse Floating Rate Notes 2.1%
Texas
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series B, 4.148%, 12/15/2017 (c)	10,000,000	10,035,000

Trust: Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, RITES- PA-1448, 144A, 4.376%, 12/15/2017, Leverage Factor at purchase date: 2 to 1 (Cost $9,994,000)

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 687,510,397)	156.4	736,255,813
Other Assets and Liabilities, Net	(0.1)	(535,798)

Preferred Shares, at Redemption Value	(56.3)	(265,000,000)

Net Assets Applicable to Common Shareholders	100.0	470,720,015

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2007.

(a)	Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	16.4
Financial Guaranty Insurance Company	12.3
Financial Security Assurance, Inc.	15.2
MBIA Corp.	11.8

(b) Security incorporates a letter of credit from a major bank.
(c) Security forms part of the below tender option bond trust. Principal amount and value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Municipal Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Municipal Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 9, 2007